                            UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Zevenbergen Capital, Inc.
Address: 601 Union Street, #4600
         Seattle, WA  98101

13F File Number:  28-2967

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Lisa C. Foley
Title:    Principal
Phone:    206-628-8469
Signature, Place, and Date of Signing:

       Lisa C. Foley      Seattle, Washington     November 11, 1999


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   91

Form 13F Information Table Value Total:   $1,428,697



List of Other Included Managers:

 No.  13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Corp.                     COM              001957109    30138   692822 SH       SOLE                   492643            200179
AdForce, Inc.                  COM              006867105      363    14300 SH       SOLE                    14300
Adelphia Business Solutions    COM              006847107     1856    74800 SH       SOLE                    66500              8300
Adelphia Comm.                 COM              006848105    25110   426950 SH       SOLE                   308450            118500
Advanced Radio Telecom         COM              00754U101      288    22800 SH       SOLE                    22800
Advent Software, Inc.          COM              007974108      476     7650 SH       SOLE                     7650
Amazon.com, Inc.               COM              023135106    52264   653816 SH       SOLE                   461800            192016
America Online, Inc.           COM              02364J104    33893   325695 SH       SOLE                   223010            102685
Ameritrade Holding             COM              03072H109      208    11300 SH       SOLE                    11300
At Home Corp.                  COM              045919107    22053   532200 SH       SOLE                   371500            160700
Avon Products, Inc.            COM              054303102    17168   691900 SH       SOLE                   470700            221200
Biogen, Inc.                   COM              090597105    20834   264350 SH       SOLE                   177100             87250
Bristol-Myers Squibb           COM              110122108    24131   357500 SH       SOLE                   239550            117950
Broadcom Corp.- CL A           COM              111320107    18753   172050 SH       SOLE                   122050             50000
CMGI, Inc.                     COM              125750109    34922   340700 SH       SOLE                   233100            107600
Cablevision Systems            COM              12686C109    21996   302350 SH       SOLE                   215450             86900
Campbell Soup Co.              COM              134429109      235     6000 SH       SOLE                                       6000
Cendant Corp.                  COM              151313103      302    17000 SH       SOLE                                      17000
Church & Dwight                COM              171340102      355    14200 SH       SOLE                    14200
Cisco Systems, Inc.            COM              17275R102    58929   859500 SH       SOLE                   600600            258900
Clear Channel Comm.            COM              184502102    66125   827861 SH       SOLE                   575288            252573
Colgate-Palmolive Co.          COM              194162103    10440   228200 SH       SOLE                   155400             72800
Colt Telecom Group             COM              196877104    51831   538500 SH       SOLE                   329400            209100
Comcast Corp. - Special        COM              200300200    39361   987100 SH       SOLE                   687100            300000
Corus Entertainment - B        COM              220874101      617    38155 SH       SOLE                    26226             11929
Costco Wholesale Corp.         COM              22160K105    18988   263725 SH       SOLE                   182525             81200
Cox Comm. CL A                 COM              224044107     1060    25383 SH       SOLE                    23083              2300
Cox Radio, Inc.                COM              224051102      666    11200 SH       SOLE                    11200
Dell Computer Corp.            COM              247025109      334     8000 SH       SOLE                     8000
Dial Corp.                     COM              25247D101      390    15300 SH       SOLE                    15300
Drugstore.com, Inc.            COM              262241102      446    12300 SH       SOLE                    11000              1300
E*Trade Group, Inc.            COM              269246104     6519   277400 SH       SOLE                   199300             78100
Estee Lauder Cos.              COM              518439104    38205   978050 SH       SOLE                   659500            318550
F5 Networks, Inc.              COM              315616102      218     3200 SH       SOLE                     3200
GTE Corp.                      COM              362320103     4067    52900 SH       SOLE                    52900
Garden.com, Inc.               COM              365199108      296    15700 SH       SOLE                    15700
General Electric Co.           COM              369604103     2033    17150 SH       SOLE                    10550              6600
Gilat Satellite Networks       COM              M51474100     3191    59500 SH       SOLE                    49600              9900
Global Telesystems Grp.        COM              37936U104    26072  1322200 SH       SOLE                   942200            380000
Go2net Inc.                    COM              383486107    15676   242100 SH       SOLE                   177200             64900
Guidant Corp.                  COM              401698105      211     3944 SH       SOLE                     3944
High Speed Access Corp.        COM              42979U102     1067    46500 SH       SOLE                    42500              4000
Immunex Corp.                  COM              452528102    16849   388450 SH       SOLE                   269950            118500
Infospace.com, Inc.            COM              45678T102     1703    41400 SH       SOLE                    33400              8000
Int'l Business Machines        COM              459200101    32519   268750 SH       SOLE                   197650             71100
Intel Corp.                    COM              458140100      349     4700 SH       SOLE                     2700              2000
Juniper Networks, Inc.         COM              48203R104     6035    33150 SH       SOLE                    25350              7800
Kana Communications, Inc.      COM              483600102      394     7900 SH       SOLE                     7000               900
Kroger Co.                     COM              501044101      441    20000 SH       SOLE                                      20000
Legg Mason, Inc.               COM              524901105      329     8578 SH       SOLE                                       8578
Liberty Digital, Inc.          COM              530436104     1210    51900 SH       SOLE                    44900              7000
Liberty Media - A              COM              001957208    66675  1786932 SH       SOLE                  1237512            549420
Loral Space & Comm.            COM              564621073     7119   414200 SH       SOLE                   314400             99800
Lucent Technologies            COM              549463107    34822   536750 SH       SOLE                   379000            157750
MCI Worldcom, Inc.             COM              55268B106    49072   682745 SH       SOLE                   476975            205770
Medimmune, Inc.                COM              584699102    12327   123700 SH       SOLE                    86800             36900
Merck & Co., Inc.              COM              589331107      486     7500 SH       SOLE                     4700              2800
Metromedia Fiber Network       COM              591689104    30534  1246300 SH       SOLE                   873900            372400
Microsoft Corp.                COM              594918104    75787   836842 SH       SOLE                   528000            308842
NTL Incorporated               COM              629407107    21174   220350 SH       SOLE                   159650             60700
Nextel Communications          COM              65332V103      339     5000 SH       SOLE                     5000
Nextlink Comm.                 COM              65333H707    28707   553728 SH       SOLE                   399500            154228
Northern Trust Corp.           COM              665859104     7949    95200 SH       SOLE                    64450             30750
Omnicom Group                  COM              681919106     4478    56550 SH       SOLE                    34850             21700
Paychex, Inc.                  COM              704326107    12172   356687 SH       SOLE                   227762            128925
Pfizer, Inc.                   COM              717081103    20834   580750 SH       SOLE                   388950            191800
Price Communications           COM              741437305      634    25310 SH       SOLE                    25310
Qualcomm, Inc.                 COM              747525103    67672   357700 SH       SOLE                   245450            112250
Qwest Communications           COM              749121109    41448  1402050 SH       SOLE                   977300            424750
RealNetworks, Inc.             COM              75605L104    22000   210400 SH       SOLE                   149200             61200
Redback Networks               COM              757209101      335     3100 SH       SOLE                     2700               400
Schering-Plough                COM              806605101      508    11650 SH       SOLE                     7450              4200
Shaw Communications            COM              82028K200      843    30600 SH       SOLE                    25900              4700
Smart Modular Technologies     COM              831690102      272     8000 SH       SOLE                     6300              1700
Softnet Systems, Inc.          COM              833964109      797    32700 SH       SOLE                    29500              3200
Solectron Corp.                COM              834182107    51296   714300 SH       SOLE                   493900            220400
Starbucks Corp.                COM              855244109      396    16000 SH       SOLE                     5000             11000
TV Guide, Inc.                 COM              87307Q109     1013    25900 SH       SOLE                    23300              2600
Teligent, Inc. Cl A            COM              87959Y103     9411   189400 SH       SOLE                   138400             51000
Time Warner, Inc.              COM              887315109    26888   442600 SH       SOLE                   311700            130900
U S Bioscience, Inc.           COM              911642064      215    15100 SH       SOLE                    15100
U.S. Trust Corp.               COM              91288L105      326     4050 SH       SOLE                     4050
USA Networks, Inc.             COM              902984103    17666   455900 SH       SOLE                   327250            128650
Versatel Telecom Intl.         COM              925301103      107    10000 SH       SOLE                    10000
Visio Corp.                    COM              927914101      239     6100 SH       SOLE                     6100
Vodafone AirTouch Plc          COM              92857T107    20660    86900 SH       SOLE                    59725             27175
VoiceStream Wireless           COM              928615103    33168   537400 SH       SOLE                   382900            154500
Warner-Lambert                 COM              934488107    30503   459550 SH       SOLE                   307750            151800
Western Wireless Corp.         COM              95988E204    16884   376500 SH       SOLE                   280200             96300
Winstar Communications         COM              975515107      762    19500 SH       SOLE                    17000              2500
Young & Rubicam, Inc.          COM              987425105      260     5900 SH       SOLE                     5900